ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, shares authorized	900,000,000	900,000,000
Ordinary shares, at par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	900,000,000	900,000,000